Supplemental Guarantor Infromation Supplemental Guarantor Information (Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	$ 17,999	$ (15,374)	$ 101,400	$ 76,597	$ 144,922
Cash flow from investing activities:
(Loans to) repayments from affiliates	0	0	0	0	0
Capital expenditures	(13,156)	(31,424)	(127,728)	(156,616)	(86,049)
Investment in and loan to non- consolidated affiliate					6,000
Proceeds from derivative instruments	2,181	3,623	7,572	14,412	(1,109)
Cash paid for acquisition			0	(20,510)	(241,204)
Other	0	53	194	748	810
Net cash used in investing activities	(10,975)	(27,748)	(119,962)	(161,966)	(321,552)
Cash flow from financing activities:
Loans from (repayments to) affiliates	0	0	0	0	0
Dividends to affiliates			0
Short-term debt borrowings	(6,324)	(3,012)	(5,738)	14,016	(850)
Revolving Facility borrowings	66,000	100,000	425,000	584,000	165,000
Revolving Facility reductions	(52,500)	(47,000)	(587,500)	(482,000)	(35,000)
Principal payments on long term debt	(99)	(97)	(225)	(222)	(56)
Supply chain financing	(14,304)	(5,262)	(2,967)	4,970	10,555
Proceeds from exercise of stock options	132	92	157	2,028	3,901
Purchase of treasury shares	(181)	(1,185)	(103,445)	(30,940)	(1,431)
Revolver facility refinancing cost			(6,385)	(4,988)	(4,595)
Other	(5,647)	(127)	5,215	(1,403)	716
Net cash provided by financing activities	(12,923)	43,409	24,112	85,461	138,240
Proceeds from Issuance of Long-term Debt			300,000
Net (decrease) increase in cash and cash equivalents	(5,899)	287	5,550	92	(38,390)
Effect of exchange rate changes on cash and cash equivalents	(114)	101	(662)	(759)	1,305
Cash and cash equivalents at beginning of period	17,317	12,429	12,429	13,096	50,181
Cash and cash equivalents at end of period	11,304	12,817	17,317	12,429	13,096
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	455	(5,217)	44,361	130,522	(12,574)
Cash flow from investing activities:
(Loans to) repayments from affiliates	(60)	0	(66,869)	0	0
Capital expenditures	0	0	0	0	0
Investment in and loan to non- consolidated affiliate					0
Proceeds from derivative instruments	0	0	0	0	0
Cash paid for acquisition				(20,510)	(241,204)
Other		0	0		0
Net cash used in investing activities	(60)	0	(66,869)	(20,510)	(241,204)
Cash flow from financing activities:
Loans from (repayments to) affiliates	0	5,940	(169,656)	(79,788)	249,444
Dividends to affiliates			0
Short-term debt borrowings	0	0	0	0	0
Revolving Facility borrowings	0	0	0	0	0
Revolving Facility reductions	0	0	0	0	0
Principal payments on long term debt	0	0	0	0	0
Supply chain financing	0	0	0	0	0
Proceeds from exercise of stock options	132	92	157	2,028	3,901
Purchase of treasury shares	(181)	(1,185)	(103,445)	(30,940)	(1,431)
Revolver facility refinancing cost			(5,018)		0
Other	(346)	4	104	(946)	1,864
Net cash provided by financing activities	(395)	4,851	22,142	(109,646)	253,778
Proceeds from Issuance of Long-term Debt			300,000
Net (decrease) increase in cash and cash equivalents	0	(366)	(366)	366	0
Effect of exchange rate changes on cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of period	0	366	366	0	0
Cash and cash equivalents at end of period	0	0	0	366	0
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	14,863	8,206	85,973	99,596	46,102
Cash flow from investing activities:
(Loans to) repayments from affiliates	0	(16,611)	158,985	75,459	(250,414)
Capital expenditures	(10,003)	(22,195)	(91,183)	(100,648)	(32,316)
Investment in and loan to non- consolidated affiliate					6,000
Proceeds from derivative instruments	495	3,035	3,166	13,265	(803)
Cash paid for acquisition				0	0
Other		0	0		0
Net cash used in investing activities	(9,508)	(35,771)	70,968	(11,924)	(277,533)
Cash flow from financing activities:
Loans from (repayments to) affiliates	60	0	66,869	(152,972)	86,245
Dividends to affiliates			(52,000)
Short-term debt borrowings	2	(196)	(7,493)	7,510	(3)
Revolving Facility borrowings	26,000	62,000	292,000	444,000	165,000
Revolving Facility reductions	(32,500)	(34,000)	(454,500)	(382,000)	(35,000)
Principal payments on long term debt	(44)	(41)	(171)	(168)	0
Supply chain financing	0	0	0	0	0
Proceeds from exercise of stock options	0	0	0	0	0
Purchase of treasury shares	0	0	0	0	0
Revolver facility refinancing cost			(724)	(4,904)	(4,280)
Other	(15)	(55)	0		0
Net cash provided by financing activities	(6,497)	27,708	(156,019)	(88,534)	211,962
Proceeds from Issuance of Long-term Debt			0
Net (decrease) increase in cash and cash equivalents	(1,142)	143	922	(862)	(19,469)
Effect of exchange rate changes on cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of period	4,425	3,503	3,503	4,365	23,834
Cash and cash equivalents at end of period	3,283	3,646	4,425	3,503	4,365
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	2,681	(18,363)	23,066	(153,521)	111,394
Cash flow from investing activities:
(Loans to) repayments from affiliates	0	0	0	152,972	(86,245)
Capital expenditures	(3,153)	(9,229)	(36,545)	(55,968)	(53,733)
Investment in and loan to non- consolidated affiliate					0
Proceeds from derivative instruments	1,686	588	4,406	1,147	(306)
Cash paid for acquisition				0	0
Other		53	194	748	810
Net cash used in investing activities	(1,467)	(8,588)	(31,945)	98,899	(139,474)
Cash flow from financing activities:
Loans from (repayments to) affiliates	0	10,671	10,671	4,329	970
Dividends to affiliates			0
Short-term debt borrowings	(6,326)	(2,816)	1,755	6,506	(847)
Revolving Facility borrowings	40,000	38,000	133,000	140,000	0
Revolving Facility reductions	(20,000)	(13,000)	(133,000)	(100,000)	0
Principal payments on long term debt	(55)	(56)	(54)	(54)	(56)
Supply chain financing	(14,304)	(5,262)	(2,967)	4,970	10,555
Proceeds from exercise of stock options	0	0	0	0	0
Purchase of treasury shares	0	0	0	0	0
Revolver facility refinancing cost			(643)	(84)	(315)
Other	(5,286)	(76)	5,111	(457)	(1,148)
Net cash provided by financing activities	(5,971)	27,461	13,873	55,210	9,159
Proceeds from Issuance of Long-term Debt			0
Net (decrease) increase in cash and cash equivalents	(4,757)	510	4,994	588	(18,921)
Effect of exchange rate changes on cash and cash equivalents	(114)	101	(662)	(759)	1,305
Cash and cash equivalents at beginning of period	12,892	8,560	8,560	8,731	26,347
Cash and cash equivalents at end of period	8,021	9,171	12,892	8,560	8,731
Consolidating Entries and Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	0	0	(52,000)	0	0
Cash flow from investing activities:
(Loans to) repayments from affiliates	60	16,611	(92,116)	(228,431)	336,659
Capital expenditures	0	0	0	0	0
Investment in and loan to non- consolidated affiliate					0
Proceeds from derivative instruments	0	0	0	0	0
Cash paid for acquisition				0	0
Other		0	0	0	0
Net cash used in investing activities	60	16,611	(92,116)	(228,431)	336,659
Cash flow from financing activities:
Loans from (repayments to) affiliates	(60)	(16,611)	92,116	228,431	(336,659)
Dividends to affiliates			52,000
Short-term debt borrowings	0	0	0	0	0
Revolving Facility borrowings	0	0	0	0	0
Revolving Facility reductions	0	0	0	0	0
Principal payments on long term debt	0	0	0	0	0
Supply chain financing	0	0	0	0	0
Proceeds from exercise of stock options	0	0	0	0	0
Purchase of treasury shares	0	0	0	0	0
Revolver facility refinancing cost			0	0	0
Other	0	0	0	0	0
Net cash provided by financing activities	(60)	(16,611)	144,116	228,431	(336,659)
Proceeds from Issuance of Long-term Debt			0
Net (decrease) increase in cash and cash equivalents	0	0	0	0	0
Effect of exchange rate changes on cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of period	0	0	0	0	0
Cash and cash equivalents at end of period	$ 0	$ 0	$ 0	$ 0	$ 0